Annual Total Returns (Bar Chart) (Crawford Dividend Growth Fund, Class C)	12 Months Ended
May 02, 2011
Crawford Dividend Growth Fund | Class C
Annual Total Return
2005	(4.54%)
2006	16.02%
2007	0.11%
2008	(29.41%)
2009	16.53%
2010	12.91%